INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP	12 Months Ended
Dec. 31, 2024
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
6.	INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP.

The investment in Kirkland Lake Discoveries Corp. (“KLDC”) represents 25.91% of the issued and outstanding common shares of KLDC at December 31, 2024 (December 31, 2023 – 32.29%). The companies had a director and officer in common up until December 16, 2024, being Denis Laviolette, former Director and President of the Company. At the time of the closing of the transaction, the Company also exercised its right to nominate two additional directors to the board of directors of KLDC. Based on assessments of the relevant facts and circumstances, primarily, the Company's ownership interests, board representation and ability to influence operating, strategic and financing decisions, the Company concluded that it continues to have significant influence over KLDC, and as a result has accounted for it as an investment in an associate since the acquisition of its ownership interest on May 25, 2023.

The following tables illustrate the summarised financial information of the Company’s investment in KLDC as at December 31, 2024 and 2023 on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences due to accounting policies:

	December 31, 2024	December 31, 2023
	$	$
Summarised Statement of Financial Position
Current assets	1,913,417	4,601,136
Non-current assets	4,551,364	4,583,769
Current liabilities	(576,261)	(322,453)
Non-current liabilities	—	—
Net assets	5,888,520	8,862,452
The Company’s ownership interest	25.91%	32.29%
Share of Kirkland Lake Discoveries Corp.’s net assets	1,525,756	2,861,250

Summarised Statement of Loss and Comprehensive Loss
Net loss and comprehensive loss for the period	(4,047,447)	(2,465,518)
Share of Kirkland Lake Discoveries Corp.’s loss for the period	(1,306,722)	(795,995)

The Company assesses impairment of its investment in KLDC at each period end. The assessment is based on the review of recent share price history, industry statistics and current market conditions. As at December 31, 2024, the Company has determined that there are no indicators of impairment of the Company’s investment in KLDC. During the year ended December 31, 2023, the Company recognized an impairment of its equity investment of $1,000,237 which was included in the statement of loss and comprehensive loss for the year.

6.	INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP. (continued)

The following table illustrates the movement in investment in associate for the period from May 25, 2023 to December 31, 2024:

Net Carrying amount – May 25, 2023	$4,657,482
Share of loss from operations of associate during the period	(795,995)
Impairment of equity investment	(1,000,237)
Net Carrying amount – December 31, 2023	$2,861,250
Share of loss from operations of associate during the period	(1,306,722)
Loss on dilution of equity investment	(28,772)
Net Carrying amount – December 31, 2024	$1,525,756

The estimated fair value of the Company’s investment in KLDC is $1,287,563 as at December 31, 2024 (December 31, 2023 - $2,861,250) based on the quoted market price of its common shares on the TSX Venture exchange.